RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 10) (Commodity contract, Power, CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net change in the Level III fair value category
Balance at the beginning of the period	(15)	(8)
New contracts		1
Settlements	(1)	2
Transfers out of Level III	(21)	3
Total gains/(losses) included in Net Income	11
Total gains/ (losses) included in OCI	24	(13)
Balance at the end of the period	(2)	(15)
Unrealized gains included in net income attributable to derivatives still held	1
Level III
Net change in the Level III fair value category
Percentage of increase or decrease in commodity prices	10.00%
Decrease or increase in the fair value of outstanding derivative financial instruments included in Level III	4